Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Genoil Inc.
Entity Central Index Key	0001261002
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding	640,633,029
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	One Rockefeller Center
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10020
Security 12g Title	Common Stock, Fully Paid and Non-Assessable Common Shares Without Par Value quoted on the OTC Markets Quotation System.
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm Id	822
Auditor Name	Michael T. Studer CPA P.C.
Auditor Location	Freeport, New York
Amendment Description	Genoil, Inc. (the Company) is filing this Amendment No. 1 on Form 20-F (“Amendment”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2021 originally filed with the U.S. Securities and Exchange Commission (“SEC”) on May 20, 2022 (the “Original Filing”) As now discussed in Note 12 to the consolidated financial statements in the Amendment, the Company has restated its consolidated financial statements at December 31, 2021 and for the year then ended in order to correct the recording of interest expense. This Amendment amends and restates only Item 7 (Major Shareholders and Related Party Transactions) and Exhibit 15.1 (Consolidated Financial Statements for the years ended December 31, 2021, December 31, 2020, and December 31, 2019). No other information in the Original Filing is amended hereby. This Amendment speaks as of the Original Filing and does not reflect any events that may have occurred subsequent to the Original Filing date. This Amendment should be read in conjunction with the Original Filing. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, as a result of this Amendment, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002, filed and furnished, respectively, as exhibits to the Original Filing have been re-executed and re-filed as of the date of this Amendment and are included as exhibits hereto.
Business Contact [Member]
Document Information Line Items
Contact Personnel Name	David Lifschultz
City Area Code	212
Local Phone Number	688-8868
Contact Personnel Email Address	david@lifschultzorganization.com